Acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Acquisition of subsidiaries
Summary the recognized amounts of assets acquired and liabilities assumed at the date of acquisition

The following summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

RMB’000
Property, plant and equipment	1,339
Right-of-use assets	10,467
Inventories	11,573
Trade and other receivables	12,852
Cash and cash equivalents	5,461
Trade and other payables	(25,387)
Lease liabilities	(15,313)

Total identifiable net assets acquired	992
Less: non-controlling interest	(99)
Total consideration transferred	893

The cash consideration was determined below:

RMB’000
Consideration for 80% equity interest in YGF Investment	1,375,600
Less: the amount of unpaid share capital of YGF MC Limited	(1,001,051)
Net consideration for 80% equity (via payment to YGF MC Limited)	374,549
Settlement of the amount due to fellow subsidiary of YGF MC Limited (via additional capital injection into YGF Investment by the Company)	319,930
694,479

The following summarizes the amounts of assets and liabilities recognized in Group’s consolidated financial statements at the date of acquisition:

RMB’000
Property, plant and equipment	10,290
Right-of-use assets	1,781,595
Prepayments for construction project	200,000
Trade and other receivables	58
Cash and cash equivalents	10,996
Trade and other payables	(964,558)

Total identifiable net assets acquired	1,038,381

Total acquisition cost for the above net assets:

RMB’000
Cash consideration	694,479
Add: carrying amount of the Group’s previously held equity interest in YGF Investment at the date of acquisition	343,902
1,038,381

Analysis of net cash outflow of cash and cash equivalents in respect of the acquisition of YGF Investment:

RMB’000
Cash considerations paid	694,479
Less: cash and cash equivalents acquired	(10,996)
Net cash outflow	683,483